Other Income - Summary Of Tabular Disclosure Of Reconciliation Of Account Payables To Former Shareholders Explanatory (Parenthetical) (Detail) S/ in Thousands	1 Months Ended
Jun. 30, 2023 PEN (S/)
Disclosure of Other Operating Income [Abstract]
Account payables to Hospital y Clínica OCA's purchase price adjustment	S/ 8,193